General (Details) - USD ($) $ in Thousands			1 Months Ended	12 Months Ended
	Aug. 07, 2020	Jun. 18, 2019	Sep. 16, 2020	Dec. 31, 2020	Dec. 31, 2019
General (Details) [Line Items]
Aggregate net proceeds received				$ 161,981	$ 129,710
Secondary offering [Member]
General (Details) [Line Items]
Sale of ordinary shares issued (in Shares)		4,991,000	4,689,941
Aggregate net proceeds received		$ 129,710	$ 161,981
Custom Gateway Limited [Member]
General (Details) [Line Items]
Purchased shares percentage	100.00%
Total consideration	$ 16,884